[AIM LOGO APPEARS HERE]          Dear Shareholder:

              [PHOTO of          We are pleased to report that during the fiscal
        Mr. Charles T. Bauer,    year ended August 31, 1996, the Liquid Assets
           Chairman of the       Portfolio of Short-Term Investments Co.
LETTER    Board of The Fund      continued to provide stability and a
TO OUR      APPEARS HERE]        competitive money market yield while a major
SHAREHOLDERS                     shift in the direction of interest rates took
                                 place.
                  As the U.S. economy weakened in the latter half of 1995, the
                Federal Reserve Board pushed interest rates lower to help cushion the slowdown. The federal funds target rate was lowered in December and again in January, and then held unchanged from the end of January through the August 31 close of the fiscal year. The federal funds target, which serves as a benchmark for other short-term rates, remained at 5.25%. However, short-term markets were volatile as opinions shifted regarding the next move in rates. As economic growth revived, concerns about possible wage inflation surfaced. Credit markets anticipated a tightening by the Fed, driving interest rates higher.

                YOUR INVESTMENT PORTFOLIO

                In this changing environment, Liquid Assets Portfolio continued to emphasize superior credit quality in purchasing money market securities such as quality commercial paper and selected repurchase agreement securities. The Portfolio invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. As with any money market fund, your investment in Liquid Assets Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                Yields as of 8/31/96

                                        Average    Seven-Day
                                    Monthly Yield    Yield

                Liquid Asset Portfolio
                Institutional Class     5.32%         5.34%

                IBC Money Fund
                Averages(TM) -
                First-Tier
                Institutional Only      5.09%         5.10%

                IBC Money Fund
                Averages(TM) - Total
                Institutional Only      5.00%         5.02%

                  During the reporting period, the Liquid Assets Portfolio
                managers adjusted the weighted average maturity of the holdings to take advantage of the changing interest rate environment, and continued to use a laddered maturity approach to achieve its strong performance. As shown in the table, performance of the Institutional Class of the Portfolio as of August 31 compared very favorably with performance reported for comparative indexes.
                  During the fiscal year, net assets of the Institutional Class grew from $1.29 billion to $1.99 billion.

                                                                     (continued)

                OUTLOOK FOR THE FUTURE

                As the reporting period closed, the economic outlook was for continued growth with some slowing from the strong second quarter of 1996. During the second quarter of 1996, the economy had expanded at an annualized rate of 4.7%. The extent of the slowdown would help determine whether the Fed raised interest rates to pre-empt inflationary pressures, and opinion about the likelihood of a rate rise was divided. Forecasters who thought Fed policy would remain unchanged until after November's elections were proven correct September 24, 1996, when the Fed chose to leave the federal funds rate at 5.25%.
                  Because the weighted average maturity of the Portfolio is
                relatively short, Liquid Assets Portfolio can respond quickly to changes in the interest rate environment. As of the close of the fiscal year, the Portfolio's weighted average maturity was 24 days.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectively submitted,

                /s/ CHARLES T. BAUER

                Charles T. Bauer
                Chairman

AVERAGE MONTHLY YIELD COMPARISON
12 months ended 8/31/96 (Yields are average monthly yields for the month-ends shown)

             Short-Term Investments Co.    IBC Money Fund Averages(TM)-
              Liquid Assets Portfolio       First-Tier Institutional       IBC Money Fund Averages(TM)-
                Institutional Class                  Class                  Total Institutional Only
9/95                  5.81%                          5.52%                          5.44%
10/95                 5.82                           5.50                           5.42
11/95                 5.85                           5.51                           5.43
12/95                 5.81                           5.48                           5.39
1/96                  5.65                           5.36                           5.24
2/96                  5.32                           5.12                           5.01
3/96                  5.33                           5.04                           4.97
4/96                  5.29                           5.03                           4.95
5/96                  5.27                           5.03                           4.94
6/96                  5.35                           5.03                           4.97
7/96                  5.37                           5.08                           5.00
8/96                  5.32                           5.09                           5.00

WEIGHTED AVERAGE MATURITY COMPARISON
12 months ended 8/31/96

             Short-Term Investments Co.    IBC Money Fund Averages(TM)-
              Liquid Assets Portfolio       First-Tier Institutional       IBC Money Fund Averages(TM)-
                Institutional Class                  Only                   Total Institutional Only
9/95                 43 days                           50 days                         47 days
10/95                34                                53                              49
11/95                34                                49                              45
12/95                48                                49                              44
1/96                 34                                47                              43
2/96                 64                                52                              49
3/96                 26                                51                              47
4/96                 33                                49                              47
5/96                 25                                49                              47
6/96                 19                                47                              45
7/96                 27                                43                              42
8/96                 24                                47                              45

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark--for weighted average maturities; IBC Money Fund Insight-- Registered Trademark--for average monthly yields.

SCHEDULE OF INVESTMENTS
August 31, 1996

                                        MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 21.61%(a)
CONSUMER DURABLES - 5.32%

AEROSPACE/DEFENSE - 0.48%

Raytheon Co.
 5.32%                                  09/18/96 $ 10,000  $    9,974,878
-------------------------------------------------------------------------

AUTOMOBILE - 1.42%

Ford Motor Credit Co.
 5.36%                                  12/03/96   30,000      29,584,600
-------------------------------------------------------------------------

COMPUTER & OFFICE EQUIPMENT - 2.48%

Xerox Corp.
 5.32%                                  12/18/96   52,600      51,760,504
-------------------------------------------------------------------------

MACHINERY - 0.94%

Dover Corp.
 5.33%                                  09/23/96    8,041       8,014,809
-------------------------------------------------------------------------
 5.33%                                  09/24/96   11,796      11,755,831
-------------------------------------------------------------------------
                                                               19,770,640
-------------------------------------------------------------------------
    Total Consumer Durables                                   111,090,622
-------------------------------------------------------------------------

CONSUMER NONDURABLES - 0.14%

MULTIPLE INDUSTRY - 0.14%

PepsiCo Inc.
 5.05%                                  09/03/96    3,000       2,999,158
-------------------------------------------------------------------------
    Total Consumer Nondurables                                  2,999,158
-------------------------------------------------------------------------

FINANCIAL - 14.40%

ASSET-BACKED SECURITIES - 6.14%

Asset Securitization Cooperative Corp.
 5.32%                                  11/04/96   50,000      49,527,111
-------------------------------------------------------------------------
Ciesco, L.P.
 5.30%                                  12/02/96   31,300      30,876,059
-------------------------------------------------------------------------
Clipper Receivables Corp.
 5.33%                                  09/20/96   15,300      15,256,960
-------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.33%                                  09/05/96   10,025      10,019,063
-------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.30%                                  11/25/96   22,700      22,415,935
-------------------------------------------------------------------------
                                                              128,095,128
-------------------------------------------------------------------------

INSURANCE - 1.43%

Marsh & McLennan Companies Inc.
 4.81%                                  11/01/96   20,000      19,836,994
-------------------------------------------------------------------------
Prudential Funding Corp.
 5.33%                                  10/29/96   10,000       9,914,128
-------------------------------------------------------------------------
                                                               29,751,122
-------------------------------------------------------------------------

PERSONAL CREDIT - 1.89%

Household Finance Corp.
 5.34%                                  12/09/96   25,000      24,632,875
-------------------------------------------------------------------------

                                            MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Transamerica Finance Corp.
 5.32%                                      12/10/96 $ 15,000  $   14,778,333
-----------------------------------------------------------------------------
                                                                   39,411,208
-----------------------------------------------------------------------------

MISCELLANEOUS - 0.94%

International Lease Finance Corp.
 5.35%                                      12/06/96   20,000      19,714,667
-----------------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.00%

General Electric Capital Corp.
 5.35%                                      09/06/96   10,000       9,992,569
-----------------------------------------------------------------------------
 5.34%                                      12/16/96   25,000      24,606,917
-----------------------------------------------------------------------------
 5.38%                                      02/12/97   50,000      48,774,556
-----------------------------------------------------------------------------
                                                                   83,374,042
-----------------------------------------------------------------------------
    Total Financial                                               300,346,167
-----------------------------------------------------------------------------

OTHER - 1.75%

DIVERSIFIED - 1.18%

BTR Dunlop Finance Inc.
 5.30%                                      12/19/96   25,000      24,598,819
-----------------------------------------------------------------------------

MISCELLANEOUS - 0.57%

Cargill Financial Services Corp.
 4.95%                                      10/29/96   12,000      11,904,300
-----------------------------------------------------------------------------
    Total Other                                                    36,503,119
-----------------------------------------------------------------------------
    Total Commercial Paper                                        450,939,066
-----------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.96%

General Electric Capital Corp.
 5.084%                                     01/29/97   10,000      10,003,770
-----------------------------------------------------------------------------
 5.138%                                     01/30/97   10,000      10,005,974
-----------------------------------------------------------------------------
    Total Medium Term Notes                                        20,009,744
-----------------------------------------------------------------------------

PROMISSORY AND MASTER NOTE AGREEMENTS -
  20.45%

Goldman Sachs Group (The), L.P.
 5.423%(b)                                  10/25/96  173,000     173,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.413%(c)                                  10/09/96  127,000     127,000,000
-----------------------------------------------------------------------------
Morgan Stanley Group Inc.
 5.383%(d)                                  11/29/96  127,000     127,000,000
-----------------------------------------------------------------------------
    Total Promissory and Master Note
     Agreements                                                   427,000,000
-----------------------------------------------------------------------------

U.S. TREASURY NOTES - 1.20%
 6.50%                                      09/30/96   25,000      25,029,024
-----------------------------------------------------------------------------
    Total U.S. Treasury Notes                                      25,029,024
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                  922,977,834
-----------------------------------------------------------------------------

                                           MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - 56.09%(e)

Daiwa Securities America,  Inc.(f)
 5.24%                                     09/03/96 $  7,446  $    7,446,003
-------------------------------------------------------------------------------
Dean Witter Reynolds  Inc.(g)
 5.30%                                     09/03/96  100,000     100,000,000
-------------------------------------------------------------------------------
Goldman, Sachs, & Co.(h)
 5.31%                                     09/03/96  300,000     300,000,000
-------------------------------------------------------------------------------
HSBC Securities, Inc(i)
 5.28%                                     09/03/96  104,000     104,000,000
-------------------------------------------------------------------------------
Morgan Stanley Group, Inc.(j)
 5.28%                                     09/03/96  104,000     104,000,000
-------------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(k)
 5.26%                                           --  104,000     104,000,000
-------------------------------------------------------------------------------
Nikko Securities Co.,  Ltd.(l)
 5.30%                                     09/03/96  200,000     200,000,000
-------------------------------------------------------------------------------
Nomura Securities International, Inc.(m)
 5.27%                                           --   93,000      93,000,000
-------------------------------------------------------------------------------
Smith Barney, Inc.(n)
 5.28%                                     09/03/96   54,000      54,000,000
-------------------------------------------------------------------------------
UBS Securities LLC.(o)
 5.26%                                     09/03/96  104,000     104,000,000
-------------------------------------------------------------------------------
    Total Repurchase Agreements                                1,170,446,003
-------------------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.31%                                2,093,423,837(p)
-------------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.31%)                       (6,479,515)
-------------------------------------------------------------------------------
    NET ASSETS - 100.00%                                      $2,086,944,322
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rates shown are the rates in effect on August 31, 1996.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rates shown are the rates in effect on August 31, 1996.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1996.
(e) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.

(g) Entered into on 08/30/96 with a maturing value of $100,058,889. Collateralized by $148,909,138 U.S. Government Agency obligations, 0% to 9.50% due 02/03/97 to 01/01/31.
(h) Entered into on 08/30/96 with a maturing value of $300,177,000. Collateralized by $589,000,590 U.S. Government Agency obligations, 5.953% to 8.00% due 08/01/23 to 05/01/35.
(i) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $300,176,000. Collateralized by $476,251,231 U.S. Government Agency obligations, 0% to 11.00% due 09/03/96 to 07/01/35.
(j) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $200,117,333. Collateralized by $217,553,870 U.S. Government Agency obligations, 7.50% to 8.00% due 08/01/03 to 04/01/26.
(k) Open joint repurchase agreement entered into on 04/16/96; however either party may terminate the agreement upon demand. Interests rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 08/15/25.
(l) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $300,176,666. Collateralized by $343,795,645 U.S. Government Agency obligations, 5.834% to 8.00% due 04/01/18 to 09/01/26.
(m) Open joint repurchase agreement entered into on 07/16/96; however either party may terminate the agreement upon demand. Interests rates, par and collateral are redetermined daily. Collateralized by $336,220,000 U.S. Government Agency obligations, 0% to 9.40% due 10/11/96 to 06/13/25 and by $2,075,000 U.S. Treasury obligations, 6.25% to 8.875% due 11/15/97 to
    08/15/26.
(n) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $200,117,333. Collateralized by $362,167,598 U.S. Government Agency obligations, 0% to 11.00% due 10/25/99 to 09/01/26 and by $18,291,000 U.S.
    Treasury Bill, due 11/15/04.
(o) Joint repurchase agreement entered into on 08/30/96 with a maturing value of $200,116,889. Collateralized by $244,875,836 U.S. Government Agency obligations, 0% to 10.50% due 03/01/02 to 07/01/26.
(p) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  922,977,834
------------------------------------------------------------------------
Repurchase agreements                                      1,170,446,003
------------------------------------------------------------------------
Interest receivable                                            3,398,555
------------------------------------------------------------------------
Investment for deferred compensation plan                         22,873
------------------------------------------------------------------------
Other assets                                                      28,483
------------------------------------------------------------------------
  Total assets                                             2,096,873,748
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                     9,743,428
------------------------------------------------------------------------
 Deferred compensation                                            22,873
------------------------------------------------------------------------
Accrued advisory fees                                             22,846
------------------------------------------------------------------------
Accrued distribution fees                                         13,597
------------------------------------------------------------------------
Accrued directors' fees                                            2,114
------------------------------------------------------------------------
Accrued administrative services fees                               5,249
------------------------------------------------------------------------
Accrued transfer agent fees                                       16,177
------------------------------------------------------------------------
Accrued operating expenses                                       103,142
------------------------------------------------------------------------
  Total liabilities                                            9,929,426
------------------------------------------------------------------------

NET ASSETS                                                $2,086,944,322

========================================================================

NET ASSETS:

Institutional Class                                       $1,988,754,678
========================================================================
Cash Management Class                                     $   53,209,043
========================================================================
Private Investment Class                                  $   44,980,601
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        1,990,405,063
========================================================================
Cash Management Class                                         53,254,529
========================================================================
Private Investment Class                                      45,017,927
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $99,543,502
------------------------------------------------------------------

EXPENSES:

Advisory fees                                           2,687,358
------------------------------------------------------------------
Custodian fees                                             72,524
------------------------------------------------------------------
Administrative services fees                               52,710
------------------------------------------------------------------
Distribution fees (Note 2)                                 65,408
------------------------------------------------------------------
Directors' fees and expenses                               15,925
------------------------------------------------------------------
Filing fees                                               196,512
------------------------------------------------------------------
Transfer agent fees                                       134,459
------------------------------------------------------------------
Other                                                      88,733
------------------------------------------------------------------
  Total expenses                                        3,313,629
------------------------------------------------------------------
Less expenses assumed by advisor                       (2,679,024)
------------------------------------------------------------------
  Net expenses                                            634,605
------------------------------------------------------------------
Net investment income                                  98,908,897
------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (1,596,067)
------------------------------------------------------------------
Net increase in net assets resulting from operations  $97,312,830
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1996 and 1995

                                                  1996            1995
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $   98,908,897  $   92,913,637
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                    (1,596,067)        (74,934)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    97,312,830      92,838,703
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (98,908,897)    (92,913,637)
----------------------------------------------------------------------------
Capital stock transactions -- net               801,077,731     259,187,785
----------------------------------------------------------------------------
  Net increase in net assets                    799,481,664     259,112,851
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         1,287,462,658   1,028,349,807
----------------------------------------------------------------------------
  End of period                              $2,086,944,322  $1,287,462,658
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $2,088,677,519  $1,287,599,788
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                (1,733,197)       (137,130)
----------------------------------------------------------------------------
                                             $2,086,944,322  $1,287,462,658
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Liquid Assets Portfolio and the Prime Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio"). The Portfolio consists of three different classes of shares: the Institutional Class, the Private Investment Class and the Cash Management Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,733,197 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a fee, paid monthly, with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio.
 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1996, AIM voluntarily waived fees of $2,562,094 on the Portfolio and voluntarily reimbursed expenses of $116,930.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $52,710 for such services.

 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $133,085 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Private Investment Class and Cash Management Class pay FMC up to a maximum annual rate of 0.50% and 0.10%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% and 0.10% of the average daily net assets, respectively, of each of the Private Investment Class and the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class and the Cash Management Class accrued as compensation to FMC amounts of $54,941 and $10,467, respectively, under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC, and AIFS.
 During the year ended August 31, 1996, the Portfolio paid legal fees of $7,775 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1996 and 1995 were as follows:

                                             1996                             1995
                              ---------------------------------- --------------------------------
                                   SHARES           AMOUNT           SHARES           AMOUNT
                              ---------------- ----------------- ---------------  ---------------
Sold:
  Institutional Class           51,676,611,824 $  51,676,611,824   32,408,905,435  $ 32,408,905,435
----------------------------------------------------------------------------------------------------
  Cash Management Class*           320,121,330       320,121,330          --                --
----------------------------------------------------------------------------------------------------
  Private Investment Class**       136,803,186       136,803,186          --                --
----------------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class                4,477,681         4,477,681        2,458,920         2,458,920
----------------------------------------------------------------------------------------------------
  Cash Management Class*               283,906           283,906          --                --
---------------------------------------------------------------------------------------------------
  Private Investment Class**           727,956           727,956          --                --
---------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class          (50,978,284,230)  (50,978,284,230) (32,152,176,570)  (32,152,176,570)
---------------------------------------------------------------------------------------------------
  Cash Management Class*          (267,150,707)     (267,150,707)         --                --
---------------------------------------------------------------------------------------------------
  Private Investment Class**       (92,513,215)      (92,513,215)         --                --
---------------------------------------------------------------------------------------------------
Net increase                       801,077,731  $    801,077,731      259,187,785  $    259,187,785
===================================================================================================

 * The Cash Management Class commenced operations on January 17, 1996.
** The Private Investment Class commenced operations on February 16, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share of capital stock outstanding of the Institutional Class during each of the years in the two year period ended August 31, 1996 and the period November 4, 1993 (date operations commenced) through August 31, 1994.

                                                               1996              1995           1994
                                                            ----------        ----------     ----------
Net asset value, beginning of period                        $     1.00        $     1.00     $     1.00
----------------------------------------------------        ----------        ----------     ----------
Income from investment operations:
  Net investment income                                           0.06              0.06           0.03
----------------------------------------------------        ----------        ----------     ----------
Less distributions:
  Dividends from net investment income                           (0.06)            (0.06)         (0.03)
----------------------------------------------------        ----------        ----------     ----------
Net asset value, end of period                              $     1.00        $     1.00     $     1.00
====================================================        ==========        ==========     ==========
Total return                                                      5.68%             5.83%          3.83%(a)
====================================================        ==========        ==========     ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,988,755        $1,287,463     $1,028,350
====================================================        ==========        ==========     ==========
Ratio of expenses to average net assets                           0.03%(b)(c)       0.11%(c)       0.05%(c)
====================================================        ==========        ==========     ==========
Ratio of net investment income to average net assets              5.52%(b)(d)       5.69%(d)       3.85%(d)
====================================================        ==========        ==========     ==========

(a) Annualized.
(b) Ratios are based on average net assets of $1,762,965,947.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees and expense reimbursements were 0.18% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 5.37%, 5.62% and 3.72% (annualized) for the periods 1996-1994, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two year period then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two year period then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

                          DIRECTORS
Charles T. Bauer                           John F. Kroeger        Short-Term
Bruce L. Crockett                         Lewis F. Pennock        Investments Co.
Owen Daly II                               Ian W. Robinson        (STIC)
Carl Frischling                             Louis S. Sklar
Robert H. Graham

                           OFFICERS
Charles T. Bauer                                  Chairman
Robert H. Graham                                 President
John J. Arthur              Sr. Vice President & Treasurer        Liquid Assets
Gary T. Crum                            Sr. Vice President        Portfolio
Carol F. Relihan            Sr. Vice President & Secretary        -----------------------------------------------------
Dana R. Sutton        Vice President & Assistant Treasurer        Institutional                              ANNUAL
Melville B. Cox                             Vice President        Class                                      REPORT
Karen Dunn Kelley                           Vice President
J. Abbott Sprague                           Vice President
P. Michelle Grace                      Assistant Secretary
David L. Kite                          Assistant Secretary                                            AUGUST 31, 1996
Nancy L. Martin                        Assistant Secretary
Ofelia M. Mayo                         Assistant Secretary
Kathleen J. Pflueger                   Assistant Secretary
Samuel D. Sirko                        Assistant Secretary
Stephen I. Winer                       Assistant Secretary
Mary J. Benson                         Assistant Treasurer

                          INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 659-1005

                               CUSTODIAN
                          The Bank of New York
                    90 Washington Street, 11th Floor
                           New York, NY 10286

                          LEGAL COUNSEL TO FUND
                   Ballard Spahr Andrews & Ingersoll
                     1735 Market Street, 51st Floor
                       Philadelphia, PA 19103-7599

                        LEGAL COUNSEL TO DIRECTORS
                    Kramer, Levin, Naftalis & Frankel
                              919 Third Avenue
                             New York, NY 10022

                               TRANSFER AGENT
                  A I M Institutional Fund Services, Inc.
                       11 Greenway Plaza, Suite 1919
                          Houston, TX 77046-1173

                                  AUDITORS
                             KPMG Peat Marwick LLP
                                700 Louisiana
                             NationsBank Building
                              Houston, TX 77002

   This report may be distributed only to current shareholders or          [LOGO APPEARS HERE]
       to persons who have received a current prospectus.                FUND MANAGEMENT COMPANY